Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions		3 Months Ended
		Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		$ 1,750
Gains/(losses) recorded in income		43
Gains/(losses) recorded in OCI		2
Purchases/ Issuances		58
Sales/ Settlements		(45)
Transfers into/out of Level 3		9
Fair value, ending balance		1,817	$ 1,750
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	43
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		12	10	$ 25
Gains/(losses) recorded in income			2	(18)
Purchases/ Issuances			(4)	3
Sales/ Settlements			(3)
Transfers into/out of Level 3			7
Fair value, ending balance			12	10
Fair value, beginning balance		12
Gains/(losses) recorded in income		(2)
Purchases/ Issuances		(2)
Sales/ Settlements		2
Transfers into/out of Level 3		13
Fair value, ending balance		23	12
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	(2)
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance				(12)
Sales/ Settlements				12
Obligations related to securities sold short [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(6)	(3)	(3)
Purchases/ Issuances				(2)
Sales/ Settlements			2	3
Transfers into/out of Level 3		5	(5)	(1)
Fair value, ending balance		(1)	(6)	(3)
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		35	12	43
Gains/(losses) recorded in income				(1)
Purchases/ Issuances		6
Sales/ Settlements		(28)	(5)	(1)
Transfers into/out of Level 3		(7)	28	(29)
Fair value, ending balance		6	35	12
Trading assets [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		6
Transfers into/out of Level 3		(6)
Fair value, ending balance			6
Trading assets [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		28
Purchases/ Issuances		1
Sales/ Settlements		(28)
Fair value, ending balance		1	28
Trading assets [member] | Trading loans [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1
Purchases/ Issuances		5
Transfers into/out of Level 3		(1)
Fair value, ending balance		5	1
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,709	1,688	1,735
Gains/(losses) recorded in income		45	10	74
Gains/(losses) recorded in OCI		2	10
Purchases/ Issuances		54	47	56
Sales/ Settlements		(19)	(49)	(62)
Transfers into/out of Level 3		(2)	3	(115)
Fair value, ending balance		1,789	1,709	$ 1,688
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	45
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		53
Gains/(losses) recorded in income		1
Gains/(losses) recorded in OCI		1
Fair value, ending balance		55	53
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	1
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,656
Gains/(losses) recorded in income		44
Gains/(losses) recorded in OCI		1
Purchases/ Issuances		54
Sales/ Settlements		(19)
Transfers into/out of Level 3		(2)
Fair value, ending balance		1,734	1,656
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	44
Derivative financial assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		12
Sales/ Settlements		(3)
Transfers into/out of Level 3		(9)
Fair value, ending balance			12
Derivative financial assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		25
Gains/(losses) recorded in income		(3)
Purchases/ Issuances		2
Sales/ Settlements		(1)
Transfers into/out of Level 3		9
Fair value, ending balance		32	25
Change in unrealized gains/(losses)recorded in income for instruments still held	[1],[2]	(3)
Derivative financial assets [member] | Credit contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		4
Gains/(losses) recorded in income		(1)
Fair value, ending balance		3	4
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	(1)
Derivative financial assets [member] | Commodity Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		13
Gains/(losses) recorded in income		2
Fair value, ending balance		15	13
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	2
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(12)
Sales/ Settlements		3
Transfers into/out of Level 3		9
Fair value, ending balance			(12)
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(22)
Gains/(losses) recorded in income		(3)
Purchases/ Issuances		(4)
Sales/ Settlements		3
Transfers into/out of Level 3		4
Fair value, ending balance		(22)	(22)
Change in unrealized gains/(losses)recorded in income for instruments still held	[1],[2]	(3)
Credit contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(2)
Gains/(losses) recorded in income		1
Fair value, ending balance		(1)	(2)
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	1
Commodity Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(6)
Gains/(losses) recorded in income		2
Purchases/ Issuances		0
Fair value, ending balance		(4)	$ (6)
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	$ 2

[1]	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
[2]	Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.